Commitments and Contingencies - Yamal LNG Joint Venture (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 09, 2014	Dec. 31, 2014	Jul. 09, 2014
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage		100.00%
Yamal LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage	50.00%	50.00%	50.00%
Fully built up cost	$ 2,100
costs incurred for newbuilding contracts		95.3
Yamal LNG Joint Venture [Member] | Pro rata share [Member]
Long-term Purchase Commitment [Line Items]
Proportionate share of the newbuilding installments, net of the existing debt financing in 2015		23.7
Proportionate share of the newbuilding installments, net of the existing debt financing in 2016		33.9
Proportionate share of the newbuilding installments, net of the existing debt financing in 2017		84.4
Proportionate share of the newbuilding installments, net of the existing debt financing in 2018		344.7
Proportionate share of the newbuilding installments, net of the existing debt financing in 2019		240.2
Proportionate share of the newbuilding installments, net of the existing debt financing thereafter		$ 201.1
Yamal LNG Joint Venture [Member] | Minimum [Member]
Long-term Purchase Commitment [Line Items]
Secured debt financing percentage		70.00%
Yamal LNG Joint Venture [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Secured debt financing percentage		80.00%
Yamal LNG Joint Venture [Member] | Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	6
Volume of vessels	172,000